Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	3 Months Ended					1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012 Less than	Jun. 30, 2012 Directors	Mar. 31, 2012 Directors	Mar. 31, 2012 First director receiving 50% of compensation in shares item	Mar. 31, 2012 Second director receiving 100% of compensation in shares item	Jun. 30, 2012 Third director receiving 50% of compensation in shares item	Dec. 31, 2011 Manager's employees	Mar. 31, 2012 Manager's employees	Dec. 31, 2012 Manager's employees
Stockholders' Equity
Shares granted to certain employees of the Manager							18,650
Expenses representing fair value of the stock granted recognized in General and Administrative Expenses							$ 0.1
New shares of common stock issued to employees for services			22,200					18,041
New shares of common stock to be issued to employees of the Manager for services									609
Number of directors who elected to receive their compensation in shares				1	1	1
Percentage of compensation elected to be received in shares				50.00%	100.00%
New shares of common stock distributed to directors		1,929	6,234
Amount reported in Additional Paid-in Capital	$ 0.1